Fair Values (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2017 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$242,720	$—	$242,720
U.S. Government sponsored entities’ asset-backed securities	—	849,161	—	849,161
Equity securities	1,518	—	417	1,935
Mortgage loans held for sale	—	4,148	—	4,148
Mortgage IRLCs	—	94	—	94

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2016 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2016
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$267,533	$—	$267,533
U.S. Government sponsored entities’ asset-backed securities	—	987,172	—	987,172
Equity securities	2,644	—	790	3,434
Mortgage loans held for sale	—	10,413	—	10,413
Mortgage IRLCs	—	124	—	124

Liabilities
Fair value swap	$—	$—	$226	$226

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2017 and 2016, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2017	$790	$(226)
Total Gains (Losses)
Included in other comprehensive income	6	—
Transfers out of Level 3 (1)	(346)	—
Purchases, sales, issuances and settlements, other, net	(33)	—
Balance at December 31, 2017	$417	$(226)

Balance at January 1, 2016	$769	$(226)
Total Gains (Losses)
Included in other comprehensive income	21	—
Balance at December 31, 2016	$790	$(226)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis

Fair Value Measurements at December 31, 2017 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2017
Impaired Loans:
Commercial real estate	$—	$—	$2,735	$2,735
Construction real estate	—	—	127	127
Residential real estate	—	—	712	712
Total impaired loans recorded at fair value	$—	$—	$3,574	$3,574
MSRs	$—	$7,316	$—	$7,316
OREO:
Commercial real estate	—	—	2,295	2,295
Construction real estate	—	—	3,204	3,204
Residential real estate	—	—	1,021	1,021
Total OREO recorded at fair value	$—	$—	$6,520	$6,520

Fair Value Measurements at December 31, 2016 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2016
Impaired Loans:
Commercial real estate	$—	$—	$3,057	$3,057
Construction real estate	—	—	541	541
Residential real estate	—	—	2,385	2,385
Total impaired loans recorded at fair value	$—	$—	$5,983	$5,983
MSRs	$—	$6,769	$—	$6,769
OREO:
Commercial real estate	—	—	2,644	2,644
Construction real estate	—	—	3,322	3,322
Residential real estate	—	—	931	931
Total OREO recorded at fair value	$—	$—	$6,897	$6,897

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

The following tables present quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2017 and December 31, 2016:

December 31, 2017
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$2,735	Sales comparison approach	Adj to comparables	0.0% - 90.0% (22.7%)
		Income approach	Capitalization rate	9.0% - 11.0% (9.9%)
		Cost approach	Accumulated depreciation	90.1% (90.1%)

Construction real estate	$127	Sales comparison approach	Adj to comparables	0.0% - 4.8% (2.4%)

Residential real estate	$712	Sales comparison approach	Adj to comparables	0.3% - 33.0% (12.5%)
		Income approach	Capitalization rate	10.5% (10.5%)

Other real estate owned:
Commercial real estate	$2,295	Sales comparison approach	Adj to comparables	0.9% - 68.4% (34.7%)
		Income approach	Capitalization rate	13.0% (13.0%)

Construction real estate	$3,204	Sales comparison approach	Adj to comparables	0.0% - 90.0% (24.5%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$1,021	Sales comparison approach	Adj to comparables	1.2% - 79.7% (31.8%)

December 31, 2016
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$3,057	Sales comparison approach	Adj to comparables	0.0% - 90.0% (20.2%)
		Income approach	Capitalization rate	9.0% - 10.6% (10.1%)
		Cost approach	Accumulated depreciation	17.0% - 18.0% (17.8%)

Construction real estate	$541	Sales comparison approach	Adj to comparables	0.0% - 11.1% (1.6%)
		Bulk sale approach	Discount rate	10.0% (10.0%)

Residential real estate	$2,385	Sales comparison approach	Adj to comparables	0.3% - 110.0% (17.0%)
		Income approach	Capitalization rate	10.0% (10.0%)

Other real estate owned:
Commercial real estate	$2,644	Sales comparison approach	Adj to comparables	0.0% - 68.4% (26.5%)
		Income approach	Capitalization rate	13.0% - 14.0% (13.1%)

Construction real estate	$3,322	Sales comparison approach	Adj to comparables	0.0% - 90.0% (24.7%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$931	Sales comparison approach	Adj to comparables	3.2% - 79.7% (30.6%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2017 and December 31, 2016, was as follows:

	December 31, 2017
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$169,112	$169,112	$—	$—	$169,112
Investment securities (1)	1,451,013	1,518	1,455,660	417	1,457,595
Accrued interest receivable - securities	5,505	—	5,505	—	5,505
Accrued interest receivable - loans	16,659	—	—	16,659	16,659

Mortgage loans held for sale	4,148	—	4,148	—	4,148
Mortgage IRLCs	94	—	94	—	94
Impaired loans carried at fair value	3,574	—	—	3,574	3,574
Other loans, net	5,314,679	—	—	5,247,021	5,247,021
Loans receivable, net	$5,322,495	$—	$4,242	$5,250,595	$5,254,837

Financial liabilities:
Noninterest bearing checking accounts	$1,633,941	$1,633,941	$—	$—	$1,633,941
Interest bearing transaction accounts	1,260,095	1,260,095	—	—	1,260,095
Savings accounts	1,888,545	1,888,545	—	—	1,888,545
Time deposits	1,033,476	—	1,035,093	—	1,035,093
Other	1,269	1,269	—	—	1,269
Total deposits	$5,817,326	$4,783,850	$1,035,093	$—	$5,818,943

Short-term borrowings	$391,289	$—	$391,289	$—	$391,289
Long-term debt	500,000	—	504,503	—	504,503
Subordinated notes	15,000	—	13,370	—	13,370
Accrued interest payable – deposits	1,211	77	1,134	—	1,211
Accrued interest payable – debt/borrowings	1,067	11	1,056	—	1,067

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226
(1) Investment securities excludes the category "Other investment securities." This category consists of FHLB and FRB stock carried at their respective redemption values as it is not practical to calculate their fair values. Additional investments within "Other investment securities" are carried at their cost basis as these investments do not have a readily determinable fair value and Park does not have the ability to influence the operating or financial decisions of the investee.

	December 31, 2016
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$146,466	$146,466	$—	$—	$146,466
Investment securities (1)	1,517,972	2,644	1,511,377	790	1,514,811
Accrued interest receivable - securities	3,849	—	3,849	—	3,849
Accrued interest receivable - loans	14,973	—	—	14,973	14,973

Loans held for sale	10,413	—	10,413	—	10,413
Mortgage IRLCs	124	—	124	—	124
Impaired loans carried at fair value	5,983	—	—	5,983	5,983
Other loans, net	5,204,713	—	—	5,161,919	5,161,919
Loans receivable, net	$5,221,233	$—	$10,537	$5,167,902	$5,178,439

Financial liabilities:
Noninterest bearing checking accounts	$1,523,417	$1,523,417	$—	—	$1,523,417
Interest bearing transaction accounts	1,174,448	1,174,448	—	—	1,174,448
Savings accounts	1,704,920	1,704,920	—	—	1,704,920
Time deposits	1,117,870	—	1,122,598	—	1,122,598
Other	1,301	1,301	—	—	1,301
Total deposits	$5,521,956	$4,404,086	$1,122,598	$—	$5,526,684

Short-term borrowings	$394,795	$—	$394,795	$—	$394,795
Long-term debt	694,281	—	712,958	—	712,958
Subordinated notes	45,000	—	40,903	—	40,903
Accrued interest payable – deposits	900	82	818	—	900
Accrued interest payable – debt/borrowings	1,251	1	1,250	—	1,251

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

(1) Investment securities excludes the category "Other investment securities." This category consists of FHLB and FRB stock carried at their respective redemption values as it is not practical to calculate their fair values. Additional investments within "Other investment securities" are carried at their cost basis as these investments do not have a readily determinable fair value and Park does not have the ability to influence the operating or financial decisions of the investee.

Impaired Financing Receivables [Table Text Block]
The table below provides additional detail on those impaired loans which are recorded at fair value as well as the remaining impaired loan portfolio not included above. The remaining impaired loans consist of loans which are not collateral dependent as well as loans carried at cost as the fair value of the underlying collateral or the present value of expected future cash flows on each of the loans exceeded the book value for each respective credit.

	December 31, 2017
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$3,577	$2,780	$3	$3,574
Remaining impaired loans	52,987	7,260	681	52,306
Total impaired loans	$56,564	$10,040	$684	$55,880

	December 31, 2016
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$6,379	$3,681	$396	$5,983
Remaining impaired loans	64,047	21,262	152	63,895
Total impaired loans	$70,426	$24,943	$548	$69,878